UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: August 31, 2023

Date of reporting period: February 28, 2023

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

FMQQ The Next Frontier Internet & Ecommerce ETF

Semi-Annual Report

February 28, 2023
(Unaudited)

EMQQ/FMQQ

Table of Contents

The Funds file their complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the first and third quarters of each fiscal year as an exhibit to each Fund’s report on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to each Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how each Fund voted proxies relating to each Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855) 888-9892 and on the Commission’s website at https://www.sec.gov.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.9%
Argentina — 0.0%
Consumer Discretionary — 0.0%
Despegar.com*	37,357	$229,745

Brazil — 8.3%
Communication Services — 0.0%
VTEX, Cl A*	33,937	134,051

Consumer Discretionary — 6.1%
Afya, Cl A*	17,026	197,161
Arco Platform, Cl A*	14,705	186,018
CVC Brasil Operadora e Agencia de Viagens*	170,675	100,691
GRUPO DE MODA SOMA	306,400	516,467
Magazine Luiza*	1,767,300	1,228,820
MercadoLibre*	25,314	30,883,080
Pet Center Comercio e Participacoes	209,200	260,063
		33,372,300
Financials — 1.7%
Inter & Co	174,298	355,560
NU Holdings, Cl A*	1,222,028	6,159,021
XP, Cl A*	200,052	2,484,646
		8,999,227
Information Technology — 0.5%
Locaweb Servicos de Internet*	224,200	211,287
Pagseguro Digital, Cl A*	121,985	1,057,610
StoneCo, Cl A*	150,130	1,277,606
		2,546,503
Total Brazil		45,052,081
Description	Shares	Fair Value
China — 60.4%
Communication Services — 22.2%
Baidu, Cl A*	1,367,604	$23,485,957
Bilibili, Cl Z*	136,616	2,695,945
China Literature*	242,600	1,036,911
China Ruyi Holdings* (A)	3,020,799	750,437
DouYu International Holdings ADR*	194,753	243,441
Fire Rock Holdings* (B) (C)	1,092,000	1,391
Hello Group ADR	96,889	853,592
HUYA ADR*	53,457	229,865
iDreamSky Technology Holdings* (A)	443,200	202,135
iQIYI ADR*	238,479	1,843,443
Kanzhun ADR*	211,871	4,269,201
Kingsoft(A)	579,600	1,908,741
Kuaishou Technology, Cl B*	1,330,900	8,901,490
Maoyan Entertainment* (A)	216,000	241,605
Meitu* (A)	2,309,500	862,072
NetDragon Websoft Holdings	137,500	312,854
NetEase	1,229,980	18,975,804
Sohu.com ADR*	20,710	296,567
Tencent Holdings	1,139,092	49,862,031
Tencent Music Entertainment Group ADR*	526,688	3,971,227
XD*	146,800	473,156
		121,417,865
Consumer Discretionary — 34.2%
Alibaba Group Holding*	3,837,008	42,283,100
Alibaba Health Information Technology*	2,888,000	2,060,361
Dada Nexus ADR*	154,517	1,384,472
JD Health International*	618,700	4,315,412
JD.com, Cl A	1,027,394	22,734,994
Meituan, Cl B*	1,613,479	27,975,606
PDD Holdings ADR*	414,830	36,393,036
Ping An Healthcare and Technology* (A)	304,100	695,019
Prosus	406,865	29,306,189
Tongcheng Travel Holdings*	716,000	1,419,321
Trip.com Group*	341,261	12,068,801
Vipshop Holdings ADR*	341,804	5,089,462
		185,725,773
Consumer Staples — 0.1%
DingDong Cayman ADR* (A)	88,471	400,774

Financials — 1.7%
360 DigiTech ADR	84,500	1,720,420
FinVolution Group ADR	103,907	526,808

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
China (continued)
Futu Holdings ADR* (A)	48,588	$2,391,015
LexinFintech Holdings ADR*	84,023	232,744
Lufax Holding ADR	1,402,262	3,028,886
Up Fintech Holding ADR* (A)	90,049	335,883
ZhongAn Online P&C Insurance, Cl H*	425,000	1,220,938
		9,456,694
Health Care — 0.0%
Yidu Tech* (A)	250,700	274,031

Information Technology — 1.0%
Agora ADR*	58,320	178,459
China Youzan* (A)	9,396,000	253,768
Kingdee International Software Group	1,596,000	2,972,613
Kingsoft Cloud Holdings ADR*	146,257	563,089
Vnet Group ADR*	80,950	321,372
Weimob* (A)	1,182,000	709,245
Yeahka* (A)	100,400	332,556
		5,331,102
Real Estate — 1.2%
KE Holdings, Cl A*	1,105,942	6,586,762
Phoenix Tree Holdings ADR*	179,833	—
		6,586,762
Total China		329,193,001

Egypt — 0.1%
Information Technology — 0.1%
Fawry for Banking & Payment Technology Services SAE*	1,330,100	250,995

Germany — 0.0%
Consumer Discretionary — 0.0%
Jumia Technologies ADR*	61,291	206,551

Hong Kong — 0.1%
Communication Services — 0.1%
Alibaba Pictures Group*	7,120,000	448,997

India — 7.9%
Communication Services — 0.5%
Affle India*	30,187	373,980
Brightcom Group	715,039	198,508
Info Edge India	41,977	1,773,019
Nazara Technologies*	19,482	124,314
		2,469,821
Consumer Discretionary — 0.7%
Easy Trip Planners*	267,853	151,314
FSN E-Commerce Ventures*	476,571	806,800
Description	Shares	Fair Value
India (continued)
MakeMyTrip*	36,953	$957,822
Zomato*	2,592,614	1,677,864
		3,593,800
Energy — 5.6%
Reliance Industries	1,092,766	30,701,348

Financials — 0.4%
Angel One	22,923	282,713
ICICI Securities	49,780	280,732
Indian Energy Exchange	469,552	821,045
Motilal Oswal Financial Services	21,916	159,093
PB Fintech*	118,856	802,629
		2,346,212
Industrials — 0.3%
IndiaMart InterMesh	8,426	494,236
Indian Railway Catering & Tourism	160,042	1,179,491
TeamLease Services*	7,181	218,260
		1,891,987
Information Technology — 0.4%
Happiest Minds Technologies	58,967	610,623
Intellect Design Arena	43,442	236,424
One 97 Communications*	93,841	677,976
Route Mobile	14,800	240,724
Tanla Platforms	40,454	330,414
		2,096,161
Total India		43,099,329

Indonesia — 0.8%
Consumer Discretionary — 0.7%
Bukalapak.com*	18,073,100	310,502
GoTo Gojek Tokopedia, Cl A*	488,663,900	3,781,137
		4,091,639
Financials — 0.1%
Bank Jago*	3,125,000	514,344
Total Indonesia		4,605,983

Japan — 1.1%
Communication Services — 1.1%
Nexon	272,000	5,894,681

Kazakhstan — 1.6%
Financials — 1.6%
Kaspi.KZ JSC GDR	117,767	8,761,865

Poland — 0.6%
Communication Services — 0.2%
CD Projekt (A)	39,447	1,177,071

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
Poland (continued)
Consumer Discretionary — 0.4%
Allegro.eu* (A)	257,427	$1,685,683
CCC* (A)	23,048	183,829
		1,869,512
Total Poland		3,046,583

Russia — 0.0%
Communication Services — 0.0%
VK GDR* (B) (C)	117,354	1,174
Yandex, Cl A* (B) (C)	224,241	2,242
		3,416
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (B) (C)	125,832	1,258

Financials — 0.0%
TCS Group Holding GDR* (B) (C)	89,202	892

Industrials — 0.0%
HeadHunter Group ADR* (B) (C)	25,106	251
Total Russia		5,817

Singapore — 4.2%
Communication Services — 3.6%
Sea ADR*	312,633	19,536,436

Industrials — 0.6%
Grab Holdings, Cl A*	1,069,019	3,431,551
Total Singapore		22,967,987

South Africa — 4.6%
Communication Services — 0.2%
MultiChoice Group	189,674	1,456,944

Consumer Discretionary — 4.4%
Naspers, Cl N	134,433	23,853,184
Total South Africa		25,310,128

South Korea — 9.0%
Communication Services — 5.7%
AfreecaTV	4,868	328,519
CJ ENM	6,291	440,715
Com2uSCorp	4,977	256,890
Kakao	180,060	8,491,021
Kakao Games*	21,228	788,480
Krafton*	15,944	2,045,941
NAVER	86,342	13,604,615
NCSoft	9,645	3,167,015
Neowiz*	7,512	266,248
Description	Shares	Fair Value
South Korea (continued)
Netmarble*	13,157	$614,474
NHN*	8,837	193,669
Pearl Abyss*	17,251	584,702
		30,782,289
Consumer Discretionary — 2.6%
Coupang, Cl A*	632,433	9,809,036
Delivery Hero*	109,010	4,414,966
		14,224,002
Financials — 0.6%
KakaoBank*	160,555	3,233,547

Information Technology — 0.1%
Danal*	33,190	140,962
Kakaopay*	12,982	615,130
		756,092
Total South Korea		48,995,930

Sweden — 0.0%
Information Technology — 0.0%
Truecaller, Cl B*	74,496	227,447

Taiwan — 0.3%
Communication Services — 0.1%
Gamania Digital Entertainment	118,000	312,916

Consumer Discretionary — 0.2%
momo.com	41,880	1,091,345
PChome Online	80,000	168,562
		1,259,907
Total Taiwan		1,572,823

United States — 0.8%
Industrials — 0.7%
Full Truck Alliance ADR*	559,761	3,918,327

Information Technology — 0.1%
Ebix	14,942	259,692
Total United States		4,178,019

Uruguay — 0.1%
Information Technology — 0.1%
Dlocal, Cl A* (A)	49,486	739,321

Total Common Stock (Cost $694,054,964)		544,787,283

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedules of Investments

February 28, 2023 (Unaudited) (Concluded)

Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 1.6%

United States — 1.6%
Invesco Government & Agency Portfolio, Cl Institutional, 4.510%, (D) (E)	8,535,041	$8,535,041

Total Short-Term Investment (Cost $8,535,041)		8,535,041

Total Investments in Securities — 101.5% (Cost $702,590,005)		$553,322,324

Percentages are based on net assets of $545,250,400.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at February 28, 2023. The total value of securities on loan at February 28, 2023 was $8,007,981.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of February 28, 2023 was $8,535,041.
(E)	The rate shown is the 7-day effective yield as of February 28, 2023.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$229,745	$—	$—	$229,745
Brazil	45,052,081	—	—	45,052,081
China	329,191,610	—	1,391	329,193,001
Egypt	250,995	—	—	250,995
Germany	206,551	—	—	206,551
Hong Kong	448,997	—	—	448,997
India	43,099,329	—	—	43,099,329
Indonesia	4,605,983	—	—	4,605,983
Japan	5,894,681	—	—	5,894,681
Kazakhstan	8,761,865	—	—	8,761,865
Poland	3,046,583	—	—	3,046,583
Russia	—	—	5,817	5,817
Singapore	22,967,987	—	—	22,967,987
South Africa	25,310,128	—	—	25,310,128
South Korea	48,995,930	—	—	48,995,930
Sweden	227,447	—	—	227,447
Taiwan	—	1,572,823	—	1,572,823
United States	4,178,019	—	—	4,178,019
Uruguay	739,321	—	—	739,321
Short-Term Investment
United States	8,535,041	—	—	8,535,041
Total Investments in Securities	$551,742,293	$1,572,823	$7,208	$553,322,324
(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 28, 2023 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Argentina — 0.2%
Consumer Discretionary — 0.2%
Despegar.com*	4,506	$27,712

Brazil — 20.9%
Communication Services — 0.1%
VTEX, Cl A*	4,090	16,156

Consumer Discretionary — 12.1%
Afya, Cl A*	2,051	23,750
Arco Platform, Cl A*	1,772	22,416
CVC Brasil Operadora e Agencia de Viagens*	20,516	12,104
GRUPO DE MODA SOMA	36,901	62,200
Magazine Luiza*	213,179	148,225
MercadoLibre*	1,338	1,632,360
Pet Center Comercio e Participacoes	25,139	31,251
		1,932,306
Financials — 6.8%
Inter & Co	21,025	42,890
NU Holdings, Cl A*	147,817	744,998
XP, Cl A*	24,198	300,539
		1,088,427
Information Technology — 1.9%
Locaweb Servicos de Internet*	27,017	25,461
Pagseguro Digital, Cl A*	14,714	127,570
StoneCo, Cl A*	18,110	154,116
		307,147
Total Brazil		3,344,036

Egypt — 0.2%
Information Technology — 0.2%
Fawry for Banking & Payment Technology Services SAE*	161,031	30,387
Description	Shares	Fair Value
Germany — 0.1%
Consumer Discretionary — 0.1%
Jumia Technologies ADR*	7,391	$24,908

India — 20.8%
Communication Services — 1.9%
Affle India*	3,507	43,447
Brightcom Group	124,349	34,522
Info Edge India	5,062	213,808
Nazara Technologies*	2,349	14,989
		306,766
Consumer Discretionary — 7.2%
Easy Trip Planners*	1,292,089	729,919
FSN E-Commerce Ventures*	57,497	97,338
MakeMyTrip*	4,454	115,447
Zomato*	312,772	202,417
		1,145,121
Energy — 6.9%
Reliance Industries	39,611	1,112,874

Financials — 1.8%
Angel One	2,761	34,052
ICICI Securities	6,007	33,876
Indian Energy Exchange	56,658	99,071
Motilal Oswal Financial Services	2,639	19,157
PB Fintech*	14,338	96,824
		282,980
Industrials — 1.4%
IndiaMart InterMesh	1,016	59,595
Indian Railway Catering & Tourism	19,302	142,254
TeamLease Services*	757	23,008
		224,857
Information Technology — 1.6%
Happiest Minds Technologies	7,109	73,616
Intellect Design Arena	5,240	28,518
One 97 Communications*	11,320	81,784
Route Mobile	1,785	29,033
Tanla Platforms	4,880	39,858
		252,809
Total India		3,325,407

Indonesia — 3.5%
Consumer Discretionary — 3.1%
Bukalapak.com*	2,181,800	37,484
GoTo Gojek Tokopedia, Cl A*	59,111,100	457,384
		494,868
Financials — 0.4%
Bank Jago*	376,800	62,018
Total Indonesia		556,886

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 28, 2023 (Unaudited) (Continued)

Description	Shares	Fair Value
Japan — 4.5%
Communication Services — 4.5%
Nexon	33,000	$715,164

Kazakhstan — 5.1%
Financials — 5.1%
Kaspi.KZ JSC GDR	10,940	813,936

Poland — 2.3%
Communication Services — 0.9%
CD Projekt	4,756	141,916

Consumer Discretionary — 1.4%
Allegro.eu*	31,053	203,341
CCC*	2,781	22,181
		225,522
Total Poland		367,438

Russia — 0.0%
Communication Services — 0.0%
VK GDR* (A) (B)	7,810	78
Yandex, Cl A* (A) (B)	10,305	103
		181
Consumer Discretionary — 0.0%
Ozon Holdings ADR* (A) (B)	8,369	84

Financials — 0.0%
TCS Group Holding GDR* (A) (B)	5,934	59

Industrials — 0.0%
HeadHunter Group ADR* (A) (B)	1,664	17
Total Russia		341

Singapore — 10.4%
Communication Services — 7.8%
Sea ADR*	19,916	1,244,551

Industrials — 2.6%
Grab Holdings, Cl A*	129,317	415,107
Total Singapore		1,659,658

South Africa — 1.1%
Communication Services — 1.1%
MultiChoice Group	22,964	176,394

South Korea — 29.8%
Communication Services — 18.1%
AfreecaTV	586	39,546
CJ ENM	772	54,082
Com2uSCorp	598	30,866
Kakao	17,488	824,675
Description	Shares	Fair Value
South Korea (continued)
Kakao Games*	2,560	$95,087
Krafton*	1,928	247,402
NAVER	6,442	1,015,044
NCSoft	1,178	386,806
Neowiz*	903	32,005
Netmarble*	1,587	74,118
NHN*	1,063	23,296
Pearl Abyss*	2,082	70,567
		2,893,494
Consumer Discretionary — 8.7%
Coupang, Cl A*	55,412	859,440
Delivery Hero*	13,186	534,041
		1,393,481
Financials — 2.4%
KakaoBank*	19,422	391,155

Information Technology — 0.6%
Danal*	4,008	17,023
Kakaopay*	1,563	74,060
		91,083
Total South Korea		4,769,213

Sweden — 0.2%
Information Technology — 0.2%
Truecaller, Cl B*	8,984	27,429

United States — 0.2%
Information Technology — 0.2%
Ebix	1,798	31,249

Uruguay — 0.5%
Information Technology — 0.5%
Dlocal, Cl A*	5,966	89,132

Total Common Stock (Cost $22,014,393)		15,959,290

Total Investments in Securities — 99.8% (Cost $22,014,393)		$15,959,290

Percentages are based on net assets of $15,990,770

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedules of Investments

February 28, 2023 (Unaudited) (Concluded)

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Argentina	$27,712	$—	$—	$27,712
Brazil	3,344,036	—	—	3,344,036
Egypt	30,387	—	—	30,387
Germany	24,908	—	—	24,908
India	3,325,407	—	—	3,325,407
Indonesia	556,886	—	—	556,886
Japan	715,164	—	—	715,164
Kazakhstan	813,936	—	—	813,936
Poland	367,438	—	—	367,438
Russia	—	—	341	341
Singapore	1,659,658	—	—	1,659,658
South Africa	176,394	—	—	176,394
South Korea	4,769,213	—	—	4,769,213
Sweden	27,429	—	—	27,429
United States	31,249	—	—	31,249
Uruguay	89,132	—	—	89,132
Total Investments in Securities	$15,958,949	$—	$341	$15,959,290
(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Assets and Liabilities

February 28, 2023 (Unaudited)

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Assets:
Investments at Cost	$702,590,005	$22,014,393
Foreign Currency at Cost	—	92
Investments at Fair Value*	$553,322,324	$15,959,290
Cash and Cash Equivalents	930,960	31,975
Foreign Currency at Value	—	92
Dividend and Interest Receivable	108,740	10,034
Reclaims Receivable	18,378	386
Total Assets	554,380,402	16,001,777

Liabilities:
Payable Upon Return on Securities Loaned	8,535,041	—
Advisory Fees Payable	385,524	11,007
Foreign Currency Payable to Custodian (cost $1,249 and $—)	1,191	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	208,246	—

Total Liabilities	9,130,002	11,007

Net Assets	$545,250,400	$15,990,770

Net Assets Consist of:
Paid-in Capital	$1,023,275,957	$26,373,791
Total Distributable Earnings (Accumulated Losses)	(478,025,557)	(10,383,021)

Net Assets	$545,250,400	$15,990,770
Outstanding Shares of Beneficial Interest (unlimited authorization – no par value)	17,950,000	1,575,000
Net Asset Value, Offering and Redemption Price Per Share	$30.38	$10.15

*         Includes Value of Securities on Loan of $8,007,981.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Statements of Operations

For the Six Months Ended February 28, 2023 (Unaudited)

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Investment Income:
Dividend Income	$3,650,555	$45,919
Interest Income	18,323	—
Income from Securities Lending	105,375	—
Less: Foreign Taxes Withheld	(59,120)	(5,228)

Total Investment Income	3,715,133	40,691

Expenses:
Advisory Fees	2,317,353	64,424

Total Expenses	2,317,353	64,424

Net Investment Gain (Loss)	1,397,780	(23,733)

Net Realized Gain (Loss) on:
Investments(1)	(62,507,106)	(922,754)
Foreign Currency Transactions	(74,693)	(6,595)
Foreign Capital Gains Tax	35	42

Net Realized Gain (Loss)	(62,581,764)	(929,307)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	36,081,711	(464,888)
Accrued Foreign Capital Gains Tax on Appreciated Securities	665,830	—
Foreign Currency Translation	(5,692)	1,375

Net Change in Unrealized Appreciation (Depreciation)	36,741,849	(463,513)

Net Realized and Unrealized Gain (Loss)	(25,839,915)	(1,392,820)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,442,135)	$(1,416,553)

(1)             Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Year Ended August 31, 2022
Operations:
Net Investment Income (Loss)	$1,397,780	$(261,432)
Net Realized Gain (Loss)(1)	(62,581,764)	(189,276,729)
Net Change in Unrealized Appreciation (Depreciation)	36,741,849	(337,189,450)

Net Increase (Decrease) in Net Assets Resulting from Operations	(24,442,135)	(526,727,611)

Capital Share Transactions:
Issued	14,479,354	13,935,847
Redeemed	(59,940,215)	(228,007,759)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(45,460,861)	(214,071,912)

Total Increase (Decrease) in Net Assets	(69,902,996)	(740,799,523)

Net Assets:
Beginning of Period/Year	615,153,396	1,355,952,919

End of Period/Year	$545,250,400	$615,153,396

Share Transactions:
Issued	550,000	300,000
Redeemed	(2,100,000)	(6,100,000)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,550,000)	(5,800,000)

(1)             Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Statement of Changes in Net Assets

	For the Six Months Ended February 28, 2023 (Unaudited)	For the Period Ended August 31, 2022*
Operations:
Net Investment Income (Loss)	$(23,733)	$(61,601)
Net Realized Gain (Loss)(1)	(929,307)	(3,330,862)
Net Change in Unrealized Appreciation (Depreciation)	(463,513)	(5,592,011)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,416,553)	(8,984,474)

Capital Share Transactions:

Issued	2,293,726	24,098,071

Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,293,726	24,098,071

Total Increase (Decrease) in Net Assets	877,173	15,113,597

Net Assets:
Beginning of Period	15,113,597	—

End of Period	$15,990,770	$15,113,597

Share Transactions:

Issued	225,000	1,350,000

Net Increase (Decrease) in Shares Outstanding from Share Transactions	225,000	1,350,000

*         The Fund commenced operations on September 27, 2021.

(1)             Includes realized gains (losses) as a result of in-kind transactions (See Note 4 in Notes to the Financial Statements).

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Period Ended February 28, 2023 (Unaudited) and Years Ended August 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/Period	Net Asset Value, Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(2)
2023†	$31.55	$0.08	$(1.25)	$(1.17)	$—	$—	$—	$30.38	(3.71)%	$545,250	0.86	%(3)	0.52	%(3)	10%
2022	53.59	(0.01)	(22.03)	(22.04)	—	—	—	31.55	(41.13)	615,153	0.86		(0.03)		44
2021	54.11	(0.38)	(0.03)**	(0.41)	(0.11)	—	(0.11)	53.59	(0.77)	1,355,953	0.86		(0.61)		71
2020	32.08	0.50	21.98	22.48	(0.45)	—	(0.45)	54.11	70.85	965,858	0.86		1.28		25
2019	33.05	(0.16)	(0.81)	(0.97)	—	—	—	32.08	(2.93)	378,601	0.86		(0.53)		25
2018	35.51	(0.23)	(1.87)	(2.10)	(0.14)	(0.22)	(0.36)	33.05	(6.05)	381,700	0.86		(0.59)		33
*	Per share data calculated using average shares method.
†	For the six month period ended February 28, 2023 (Unaudited).
**

Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(1)	Total return is for the period indicated. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind transactions.
(3)	Annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios
For the Period Ended February 28, 2023 (Unaudited) and Period Ended August 31, 2022
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Year/Period	Net Investment Loss*	Net Realized and Unrealized Loss on Investments	Total from Operations	Net Asset Value, End of Year/Period	Net Asset Value, Total Return(1)	Net Assets End of Year/Period (000)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment (Loss) to Average Net Assets		Portfolio Turnover(2)
2023†	$11.20	$(0.02)	$(1.03)	$(1.05)	$10.15	(9.38)%	$15,991	0.86	%(3)	(0.32	)%(3)	11%
2022††	25.80	(0.07)	(14.53)	(14.60)	11.20	(56.59)	15,114	0.86	(3)	(0.58	)(3)	66
*	Per share data calculated using average shares method.
†	For the six month period ended February 28, 2023 (Unaudited).
††	The Fund commenced operations on September 27, 2021.
(1)	Total return is for the period indicated. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Portfolio turnover rate is for the period indicated. Excludes effect of securities received or delivered from processing in-kind transactions.
(3)	Annualized.

The accompanying notes are an integral part of the financial statements.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF (each a “Fund”, and together the “Funds”). The EMQQ The Emerging Markets Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce IndexTM. The FMQQ The Next Frontier Internet & Ecommerce ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet & Ecommerce IndexTM. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Funds. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The EMQQ The Emerging Markets Internet & Ecommerce ETF commenced operations on November 12, 2014. The FMQQ The Next Frontier Internet & Ecommerce ETF commenced operations on September 27, 2021.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Transactions for each Fund are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022. Early adoption was permitted.

Effective May 19, 2022, and pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Funds through the Adviser’s Valuation Committee and (ii) approved new Adviser Valuation Procedures. Prior to May 19, 2022, fair-value determinations were performed in accordance with the Trust’s Valuation Procedures and were implemented through a Trust Valuation Committee designated by the Board.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•          Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•          Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•          Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The valuation techniques used by the Funds to measure fair value during the period ended February 28, 2023, maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of February 28, 2023, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

In addition to the requirements of the Code, each Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred tax liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The EMQQ The Emerging Markets Internet & Ecommerce ETF is monitoring and recording accrued foreign capital gains tax on appreciated securities of $208,246 as of February 28, 2023, as shown on the Statements of Assets and Liabilities. For the period ended February 28, 2023, the EMQQ The Emerging Markets Internet & Ecommerce ETF recorded net changes in unrealized appreciation on Accrued Foreign Capital Gains Tax on Appreciated Securities of $665,831 as shown on the Statements of Operations.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $750 and $1,550 for EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF, respectively, per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS

Investment Advisory Agreement

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to the Funds pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds. With respect to EMQQ The Emerging Markets Internet & Ecommerce ETF, the Adviser is responsible for, among other things, overseeing the sub-adviser (as defined below), including daily monitoring of the purchase and sale of securities by the sub-adviser and regular review of the sub-adviser’s performance. With respect to FMQQ The Next Frontier Internet & Ecommerce ETF, the Adviser is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of its Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, each Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of each Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, began providing services to the Fund. ETC Platform Services administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

EMQQ Global LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser, ETC Platform Services and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to either Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement (EMQQ The Emerging Markets Internet & Ecommerce ETF only)

Penserra Capital Management LLC (the “Sub-Adviser”), a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563, serves as the sub-adviser to EMQQ The Emerging Markets Internet & Ecommerce ETF pursuant to a sub-advisory agreement (the “Sub-Advisory-Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly out of the fee the Adviser receives from the Fund, at an annual rate of 0.05% on the first $250 million, 0.04% on the next $250 million, and 0.035% on assets in excess of $500 million, subject to a $25,000 minimum fee.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

3. SERVICE PROVIDERS (continued)

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC, holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of the Fund, the Adviser, the Sub-Adviser or the distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the six months ended February 28, 2023, the Funds did not pay commissions to affiliated brokers.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended February 28, 2023, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser of the Funds pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$53,420,870	$81,156,428
FMQQ The Next Frontier Internet & Ecommerce ETF	2,725,397	1,642,756

There were no purchases or sales of long-term U.S. Government securities by the Funds.

For the six months ended February 28, 2023, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
EMQQ The Emerging Markets Internet & Ecommerce ETF	$5,775,530	$23,051,288	$4,544,059
FMQQ The Next Frontier Internet & Ecommerce ETF	1,310,973	—	—

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise.

The tax character of dividends paid during the years/period ended August 31, 2022, and August 31, 2021, were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet & Ecommerce ETF
2022	$—	$—	$—
2021	2,667,250	—	2,667,250
FMQQ The Next Frontier Internet & Ecommerce ETF
2022	$—	$—	$—

As of August 31, 2022, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	EMQQ The Emerging Markets Internet & Ecommerce ETF	FMQQ The Next Frontier Internet & Ecommerce ETF
Post-October Losses	$(196,512,909)	$—
Capital Loss Carryforwards	(31,960,378)	(3,194,472)
Deferred Late-Year Losses	—	(52,414)
Unrealized Depreciation	(225,110,126)	(5,719,581)
Other Temporary Differences	(9)	(1)
Total Distributable Earnings (Accumulated Losses)	$(453,583,422)	$(8,966,468)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen on the first day of the fund’s next taxable year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2022 through August 31, 2022, and specified losses realized on investment transactions from November 1, 2021 through August 31, 2022, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen on the first day of the fund’s next taxable year.

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2022, the Funds had the following capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Loss Carryforwards
EMQQ The Emerging Markets Internet & Ecommerce ETF	$2,583,792	$29,376,586	$31,960,378
FMQQ The Next Frontier Internet & Ecommerce ETF	3,194,472	—	3,194,472

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at February 28, 2023, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$702,590,005	$51,284,769	$(200,552,450)	$(149,274,070)
FMQQ The Next Frontier Internet & Ecommerce ETF	22,014,393	826,036	(6,881,139)	(6,055,103)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk:    The Funds may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investment and the value of your shares. Because the Funds’ NAV is determined in U.S. dollars, the Funds’ NAV could decline if the currency of the non-U.S. market in which the Funds invest depreciates against the U.S. dollar, even if the value of the Funds’ holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Funds may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk:    Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s or Sub-Adviser’s ability to evaluate local companies and impact the Funds’ performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Funds may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Funds more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Funds’ portfolio holdings trade in markets that are closed when the Funds’ market is open, there may be valuation differences that could lead to differences between the Funds’ market price and the value of the Funds’ portfolio holdings.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Frontier Market Risk:    Certain foreign markets are only in the earliest stages of development and may be considered “frontier markets.” Frontier financial markets generally are less liquid and more volatile than other markets, including markets in developing and emerging economies. Frontier markets have a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries. Securities may have limited marketability and be subject to erratic price movements. Frontier markets, particularly countries in the Middle East, have been, and may continue to be, impacted by political instability, war, terrorist activities and religious, ethnic and/or socioeconomic unrest. These and other factors make investing in frontier market countries significantly riskier than investing in developed market or emerging market countries.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:    Because the Funds are an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Funds may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk:    The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk:    The Funds are non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Funds’ performance.

7. Securities Lending

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Funds (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund. Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent.

EMQQ/FMQQ

Notes to the Financial Statements
February 28, 2023 (Unaudited) (Concluded)

7. Securities Lending (continued)

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits the Funds, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the EMQQ The Emerging Markets Internet & Ecommerce ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of February 28, 2023:

Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received	Net Amount
$ 8,007,981	$ 8,007,981	$ —	$ —

(1)          Collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at February 28, 2023 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of February 28, 2023, the cash collateral was invested in a Short-Term Investment with the following maturity:

EMQQ The Emerging Markets Internet & Ecommerce ETF:

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
Short-Term Investment	$ 8,535,041	$ —	$ —	$ —	$ 8,535,041

8. OTHER

At February 28, 2023, the records of the Trust reflected that 100% of the EMQQ The Emerging Markets Internet & Ecommerce ETF and FMQQ The Next Frontier Internet & Ecommerce ETF total shares outstanding were held by four and one Authorized Participant(s) respectively, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9.    RECENT MARKET EVENTS

Periods of market volatility may occur in response to market events and other economic, political, and global macro factors. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. These and other similar events could be prolonged and could adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

EMQQ/FMQQ

Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (September 1, 2022, to February 28, 2023) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return.    This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return.    This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE:    Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 9/1/2022	Ending Account Value 2/28/2023	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$962.90	0.86%	$4.19
Hypothetical 5% Return	$1,000.00	$1,020.53	0.86%	$4.31
FMQQ The Next Frontier Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$906.20	0.86%	$4.06
Hypothetical 5% Return	$1,000.00	$1,020.53	0.86%	$4.31

(1)           Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

EMQQ/FMQQ

Supplemental Information
(Unaudited)

NAV is the price per share at which the Funds issue and redeem shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that such Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below its NAV. The NAV of each Funds will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Funds may also be impacted by the accrual of deferred taxes. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.emqqetf.com and www.fmqqetf.com, respectively.

EMQQ/FMQQ

Review of Liquidity Risk Management Program
(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Board Consideration of Approval of Advisory Agreement
(Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”):

•        the investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC provides advisory services to the Fund; and

•        the sub-advisory agreement between ETC and Penserra Capital Management, LLC (“Penserra”), pursuant to which Penserra provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved by a vote of: (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Penserra are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed materials from ETC and Penserra and at the Meeting representatives from ETC presented additional information to help the Board evaluate the Agreements. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Penserra. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Penserra to the Fund; (ii) the Fund’s performance; (iii) ETC’s and Penserra’s costs of and profits realized from providing advisory and sub-advisory services to the Fund, including any fall-out benefits enjoyed by ETC and Penserra or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services.    With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Penserra’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that (i) ETC’s responsibilities include overseeing the activities of Penserra with respect to the Fund, including regular review of Penserra’s performance; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, and (ii) subject to the supervision of ETC and oversight of the Board, Penserra’s responsibilities include implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board noted that it had been provided with ETC’s and Penserra’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs,

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Continued)

risk management programs, and financial conditions, and whether there has been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Penserra’s investment personnel, the quality of ETC’s and Penserra’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Penserra’s experience working with ETFs, including the Fund, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust.

The Board also noted the sophistication of the index tracked by the Fund including the complex processes utilized by the index provider in designing and maintaining the index and the resources devoted to operate such an index.

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Penserra.

Performance.    The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is passively managed. The Board was provided reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of its underlying index, for various time periods ended June 30, 2022. The Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. The Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error. The Board noted that while the Fund had underperformed its underlying index, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance and tracking error, therefore, did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings.

Cost of Advisory Services and Profitability.    The Board reviewed the advisory fee paid by the Fund to ETC and the sub-advisory fee paid by ETC to Penserra under the Agreements. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs and third highest among the peer ETFs and mutual funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreements, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Concluded)

obligation is satisfied. The Board further noted that the sub-advisory fee has two components: (1) a basis point fee based on assets under management and (2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Penserra. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Penserra given the work performed by each firm. The Board considered information provided about the costs and expenses incurred by each of ETC and Penserra in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Penserra from its relationship with the Fund, and reviewed profitability information from ETC and Penserra with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale.    The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized, noting a recent drop in the Fund’s assets, and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion.    No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Board Consideration of Approval of Advisory Agreement
(Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the FMQQ The Next Frontier Internet & Ecommerce ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of: (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require the Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and at the Meeting representatives from ETC presented additional information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to the Fund; (ii) the Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to the Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services.    With respect to the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities include developing, implementing, and maintaining the Fund’s investment program; implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the underlying index; trading portfolio securities and other investment instruments on behalf of the Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust.

The Board also noted the sophistication of the index tracked by the Fund including the complex processes utilized by the index provider in designing and maintaining the index and the resources devoted to operate such an index.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Continued)

The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of services provided to the Fund by ETC.

Performance.    The Board reviewed the Fund’s performance in light of its stated investment objective, noting that the Fund is passively managed. The Board was provided reports regarding the Fund’s past performance, including a report comparing the Fund’s performance to the performance of its underlying index for various time periods ended June 30, 2022. The Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. The Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, the factors that contributed to the Fund’s tracking error. The Board noted that while the Fund had underperformed its underlying index over certain periods, such underperformance was to be expected as it partially was the result of costs incurred by the Fund that were not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance and tracking error, therefore, did not necessitate significant additional review. In reviewing the Fund’s performance, the Board took into account that the Fund has had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding the Fund’s performance, including tracking error, at its quarterly meetings.

Cost of Advisory Services and Profitability.    The Board reviewed the advisory fee paid by the Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in the peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that the Fund’s advisory fee was the highest among the peer ETFs and third highest among the peer ETFs and mutual funds. The Board took into account that due to the specialized nature of the Fund’s underlying index and, thus, the Fund’s strategy, there are limitations in comparing the Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes and interest. The Board noted that, under the Agreement, ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that, while the Fund’s index provider has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with the Fund, and reviewed profitability information from ETC with respect to the Fund. The Board considered the risks borne by ETC associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund. Based on the foregoing information, the Board concluded that the advisory fee appeared reasonable in light of the services rendered.

FMQQ

The Next Frontier Internet & Ecommerce ETF

Board Consideration of Approval of Advisory Agreement
(Unaudited) (Concluded)

Economies of Scale.    The Board considered whether economies of scale have been realized with respect to the Fund. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion.    No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of the Fund and its shareholders.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Sub-Adviser
(EMQQ The Emerging Markets Internet & Ecommerce ETF only):
Penserra Capital Management LLC
4 Orinda Way, 100-A
Orinda, CA 94563

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

EMQ-SA-001-0900

(b) Not applicable

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 4, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: May 4, 2023

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date: May 4, 2023